Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock [Member] - $ / shares				12 Months Ended
	Nov. 20, 2017	Nov. 20, 2016	Nov. 20, 2015	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, January 1, 2019, Number of restricted shares				264,621
Vested, Number of restricted shares	(57,678)	(57,678)	(115,357)	(264,621)
Non-vested, December 31, 2019, Number of restricted shares				0
Non-vested, January 1, 2019, Weighted average grant date fair value per non-vested share				$ 3.59
Vested, Weighted average grant date fair value per non-vested share				3.59
Non-vested, December 31, 2019, Weighted average grant date fair value per non-vested share				$ 0